SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES
Schedule of annual depreciation rates

%
Office furniture and equipment	7
Computer software and electronic equipment	33
Laboratory equipment	15
Leasehold improvements	Over the shorter of the lease term (including options if any) or useful life